Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 3.0%
AMC Networks, Inc. - Class A(a)	3,495,885	$63,240,561
Cargurus, Inc.(a)	2,363,580	54,929,599
Marcus Corp.(b)	1,254,405	17,034,820
Thryv Holdings, Inc.(a)	1,598,917	32,681,863
YELP, Inc.(a)	1,440,643	62,999,318
		230,886,161

Consumer Discretionary - 35.7
Abercrombie & Fitch Co.(a)(b)	1,608,076	163,862,944
American Axle & Manufacturing Holdings, Inc.(a)	10,528,731	85,177,434
American Eagle Outfitters, Inc.	7,249,372	143,682,553
Buckle, Inc.(b)	1,361,653	50,639,875
Caleres, Inc.(b)	1,701,303	53,369,875
Cavco Industries, Inc.(a)(b)	200,773	66,640,574
Century Communities, Inc.	1,234,422	107,024,387
Designer Brands, Inc. - Class A(b)	9,866,852	84,558,922
Ethan Allen Interiors, Inc.(b)	588,890	17,154,366
G-III Apparel Group Ltd.(a)	4,307,323	129,607,349
Green Brick Partners, Inc.(a)	1,485,503	77,498,692
La-Z-Boy, Inc.(b)	1,313,267	45,714,824
LCI Industries(b)	981,774	109,251,811
M/I Homes, Inc.(a)	1,274,279	162,368,630
MDC Holdings, Inc.	2,967,585	185,711,469
Meritage Homes Corp.	927,793	153,651,799
Monarch Casino & Resort, Inc.(b)	550,622	37,954,374
Monro, Inc.(b)	1,386,353	44,169,207
Movado Group, Inc.	724,687	19,986,867
ODP Corp.(a)(b)	1,758,343	89,921,661
Patrick Industries, Inc.	1,245,232	125,008,840
Perdoceo Education Corp.	1,897,178	34,338,922
Phinia, Inc.	1,947,861	58,903,317
Signet Jewelers Ltd.(b)	1,503,589	149,577,034
Standard Motor Products, Inc.	1,138,390	45,934,037
Steven Madden Ltd.(b)	1,743,275	73,008,357
Tri Pointe Homes, Inc.(a)	4,659,687	160,898,992
Vista Outdoor, Inc.(a)	3,536,363	99,265,709
Winnebago Industries, Inc.(b)	801,324	52,663,013
Worthington Enterprises, Inc.(b)	2,640,210	150,597,578
		2,778,143,412

Consumer Staples - 7.0%
Andersons, Inc.	2,756,573	145,298,963
Cal-Maine Foods, Inc.(b)	2,828,194	156,738,510
Central Garden & Pet Co.(a)(b)	1,931,493	90,587,022
John B Sanfilippo & Son, Inc.	258,306	27,672,322
Medifast, Inc.(b)	619,926	33,878,956
Universal Corp.	1,254,908	72,721,919
USANA Health Sciences, Inc.(a)	400,412	18,747,290
		545,644,982

Energy - 10.7
California Resources Corp.(b)	2,339,478	111,546,311
CONSOL Energy, Inc.	1,437,191	135,958,269
CVR Energy, Inc.(b)	4,859,275	163,903,345
Dorian LPG Ltd.(b)	1,589,377	59,506,275
Helmerich & Payne, Inc.(b)	3,239,135	130,407,575
Liberty Energy, Inc.(b)	5,444,639	113,194,045
RPC, Inc.(b)	9,819,315	71,779,193
US Silica Holdings, Inc.(a)	4,528,206	48,542,368
		834,837,381

Health Care - 10.1%
AMN Healthcare Services, Inc.(a)(b)	1,663,730	123,132,657
Collegium Pharmaceutical, Inc.(a)(b)	2,579,512	85,020,716
Cross Country Healthcare, Inc.(a)(b)	2,954,833	62,790,201
Harmony Biosciences Holdings, Inc.(a)	1,453,062	45,829,575
Innoviva, Inc.(a)(b)	2,049,599	33,203,504
Ligand Pharmaceuticals, Inc.(a)	385,883	28,208,047
Omnicell, Inc.(a)	1,255,205	40,379,945
OraSure Technologies, Inc.(a)(b)	2,852,435	21,022,446
Owens & Minor, Inc.(a)	6,218,953	122,575,564
Pacira BioSciences, Inc.(a)	1,235,511	40,265,303
Pediatrix Medical Group, Inc.(a)	3,840,610	35,948,110
Premier, Inc.	4,625,062	99,993,840
Varex Imaging Corp.(a)	1,185,576	22,846,050
Veradigm, Inc.(a)	2,984,107	27,244,897
		788,460,855

Industrials - 17.3%
American Woodmark Corp.(a)	655,938	59,874,021
Apogee Enterprises, Inc.	637,502	33,666,481
Boise Cascade Co.	1,306,445	176,971,039
Brady Corp. - Class A	1,016,077	61,198,318
Encore Wire Corp.(b)	562,637	126,874,644
Forward Air Corp.	766,262	33,968,394
Gibraltar Industries, Inc.(a)	972,397	78,686,365
GMS, Inc.(a)	1,489,384	125,346,557
Griffon Corp.	1,902,371	110,832,134
Hub Group, Inc. - Class A(a)(b)	1,727,106	78,203,360
Insteel Industries, Inc.(b)	863,745	29,911,489
Interface, Inc.	2,887,394	35,832,560
Korn/Ferry International	1,138,665	66,805,476
Lindsay Corp.	222,700	28,975,497
Liquidity Services, Inc.(a)	646,925	11,288,841
Mueller Industries, Inc.(b)	3,432,006	164,736,288
National Presto Industries, Inc.(b)	130,133	10,302,630
Quanex Building Products Corp.	939,840	29,341,805
Titan International, Inc.(a)(b)	2,742,313	40,476,540
Wabash National Corp.(b)	1,644,204	41,598,361
		1,344,890,800

Information Technology - 10.8%
Adeia, Inc.	4,099,335	49,765,927
Cohu, Inc.(a)	890,667	28,376,651
DXC Technology Co.(a)(b)	6,138,758	133,824,924
Extreme Networks, Inc.(a)	4,044,837	54,645,748
Insight Enterprises, Inc.(a)(b)	848,055	156,669,681
InterDigital, Inc.(b)	1,370,899	144,012,940
PC Connection, Inc.	797,764	51,463,756
Photronics, Inc.(a)	1,657,769	48,440,010
ScanSource, Inc.(a)	696,024	27,325,902
Xerox Holdings Corp.(b)	7,717,388	142,462,982
		836,988,521

Materials - 5.3%
Alpha Metallurgical Resources, Inc.(b)	488,185	194,902,979
Hawkins, Inc.(b)	455,230	30,304,661
Myers Industries, Inc.	983,187	18,434,756
Olympic Steel, Inc.	858,841	58,040,475
SunCoke Energy, Inc.	5,034,683	51,605,501
Warrior Met Coal, Inc.(b)	955,762	61,331,248
		414,619,620
TOTAL COMMON STOCKS (Cost $7,013,024,459)		7,774,471,732

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	891,361,631	891,361,631
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURTIES LENDING (Cost $891,361,631)		891,361,631

TOTAL INVESTMENTS - 111.3% (Cost $7,904,386,090)		$8,665,833,363
Liabilities in Excess of Other Assets - (11.3)%		(880,215,637)
TOTAL NET ASSETS - 100.0%		$7,785,617,726

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $853,412,018 which represented 11.0% of net assets.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stock	$ 7,774,471,732	$ -	$ -	$ -	$ 7,774,471,732
Investments Purchased with Proceeds from Securities Lending	-	-	-	891,361,631	891,361,361
Total Investments in Securities	$ 7,774,471,732	$ -	$ -	$ 891,361,631	$ 8,665,833,363

Refer to the Schedule of Investments for industry classifications.